Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001666291
Registrant Name	Claros Mortgage Trust, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES